Note 10 - Lease (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Lease, Expense	$ 195	$ 142	$ 397	$ 210
UNITED STATES
Lessee, Operating Lease, Remaining Lease Term			4 years 219 days
CHINA
Lessee, Operating Lease, Remaining Lease Term			1 year